Plant and equipment, net	12 Months Ended
Jun. 30, 2020
Plant and equipment, net
Plant and equipment, net

Note 8 – Plant and equipment, net

Plant and equipment consist of the following:

	June 30, 2020	June 30, 2019

Buildings	$3,393,212	$3,950,375
Automobile	165,628	118,487
Electronic devices	3,691,929	3,808,900
Office equipment	42,595	34,105
Leasehold improvements	—	762,772
Construction-in-progress	495,634	—
Subtotal	7,788,998	8,674,639
Less: accumulated depreciation	(4,307,253)	(4,125,427)
Total	$3,481,745	$4,549,212
Less: plant and equipment, net - discontinued operations	(25,752)	(1,213,983)
Plant and equipment, net - continuing operations	$3,455,993	$3,335,229

Depreciation expense from continuing operations for the years ended June 30, 2020, 2019 and 2018 amounted to $496,562,  $509,778 and $529,442, respectively. Depreciation expense from discontinued operations for the years ended June 30, 2020, 2019 and 2018 amounted to $125,257,  $167,609 and $0, respectively. Loss on disposal and impairment of long-lived assets from discontinued operations for the year ended June 30, 2020 was $276,648 and $724,987, respectively.

As of June 30, 2020, property recorded at RMB 12,268,800 (approximately $1.7 million) was pledged as collateral to secure a loan that a related party borrowed from a bank, and property recorded at RMB 36,626,600 (approximately $5.2 million) was pledged as collateral to secure a short-term bank loan (see Note 10).

Construction-in-progress consist of the following as of June 30, 2020:

			Estimated
			Additional
		Estimated	Cost to
Construction-in-progress description	Value	Completion date	Complete
Pig farm	$495,634	December 2020	$183,993